OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets

(in thousands of $)	2011	2010
Deferred tax asset (see note 8)	622	1,231
Other investments	7,347	7,347
Other long-term assets	6,324	29,944
	14,293	38,522